AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended June 30, 2012, the Company received proceeds of $30.7 million (2011 — $0.5 million) and recognized a loss before income taxes of $6.7 million (2011 — $0.4 million gain) on the sale of certain available-for-sale securities.

  During the six months ended June 30, 2012, the Company received proceeds of $30.7 (2011 — $9.3 million) and recognized a loss before income taxes of $6.7 million (2011 — $4.8 million gain) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at June 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$31,005	$127,344
Unrealized gains in accumulated other comprehensive loss	1,896	16,408

Estimated fair value	32,901	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	47,867	1,717
Unrealized losses in accumulated other comprehensive loss	(4,243)	(58)

Estimated fair value	43,624	1,659

Total estimated fair value of available-for-sale securities	$76,525	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended June 30, 2012, certain investments fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. As a result of these evaluations, the Company recorded an $11.6 million impairment loss on certain available-for-sale securities during the three months ended June 30, 2012 that were considered other-than-temporarily impaired.

  At June 30, 2012, the fair value of investments in an unrealized loss position, after recording $4.2 million in other-than-temporary impairment losses, was $43.6 million. The Company also evaluated these securities in relation to the severity and duration (less than three months in all cases) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at June 30, 2012.